Stockholders' equity and dividend payment, Stockholders' Equity (Details)	12 Months Ended
	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 shares
Common Stock [Abstract]
Number of vote per common stock | Vote	1
Common Stock [Member]
Stockholders' Equity [Abstract]
Issued, Beginning balance (in shares)	162,653,339	166,126,770
Restricted stock issued (in shares)	556,130	852,948
Retirement of treasury shares (in shares)	(2,209,927)	(4,326,379)
Issued, Ending balance (in shares)	160,999,542	162,653,339
Par value (in dollars per share) | $ / shares	$ 0.01
Number of shares authorized for issue (in shares)	250,000,000
Preference Stock [Member]
Stockholders' Equity [Abstract]
Par value (in dollars per share) | $ / shares	$ 0.01